Note 5 - Exploration and Evaluation Assets - Assets on Project (Details) - CAD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 56,547	$ 56,815	$ 56,788
La Mina project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	15,731	14,926
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	12,560	12,161
Crucero project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,470	7,135
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,143	7,061
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	5,521	6,489
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	4,652	5,467
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,736	1,685
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,110	1,076
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	227	354
Batistão gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	210	246
Montes Áureos and trinta project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	159	187
Rea uranium project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 28	$ 28